Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000236660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000236660 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000236660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000236660 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236660 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[1]
C000236661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000236661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236661 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236661 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000236661 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236661 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000236661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000242915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Total Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000242915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242915 [Member] | Other Assets Liabilities Net Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000242915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000242915 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000242915 [Member] | Short Term Investment Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000242915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000242915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000242915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242915 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242915 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242915 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242915 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242915 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242915 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242915 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242915 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242915 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242915 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242915 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242915 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000242915 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[2]
C000236659 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000236659 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236659 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236659 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236659 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236659 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000236659 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236659 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236659 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000236659 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000241418 [Member] | Total Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241418 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241418 [Member] | Other Assets Liabilities Net Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241418 [Member] | Total Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241418 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000241418 [Member] | Short Term Investment Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241418 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000241418 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000241418 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241418 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241418 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241418 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241418 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241418 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241418 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241418 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241418 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241418 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000241418 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241418 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000236658 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236658 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000236658 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[3]
C000242914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000242914 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000242914 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000242914 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000242914 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000242914 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242914 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000242914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242914 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.